DERIVATIVE WARRANT LIABILITY - Private placement with IQ and CGF (Details) $ / shares in Units, $ in Thousands, $ in Millions		12 Months Ended
	Dec. 20, 2024 CAD ($) shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2024 $ / shares	Dec. 20, 2024 USD ($) $ / shares shares
Class of Warrant or Rights [Line Items]
Warrant exercise price | $ / shares				$ 5.7
Transaction costs allocated between liability and equity component | $		$ 3,413	$ 2,484
IQ and CGF | Private Placement
Class of Warrant or Rights [Line Items]
Number of shares subscribed	19,841,269
Number of warrants subscribed	19,841,269
Number of shares and warrants issued	39,682,538				39,682,538
Gross proceeds from issuance of shares and warrants	$ 71,200				$ 50.0
Number of shares issued per warrant	1				1
Warrant exercise price | $ / shares					$ 2.38
Liability component of financial instrument	$ 3,300				$ 2.3
Equity component of financial instrument	67,900				$ 47.7
Transaction costs allocated between liability and equity component | $	$ 730